Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 110,179,517	$ 110,855,356
Government Bonds collected	(31,470,648)	0
Accrued interests	5,791,844	5,425,943
Interests received from bonds	(6,760,491)	(6,215,759)
Impact of the valuation of bonds in UDIs	205,403	384,530
Amortized cost	589,743	1,268,584
Reversal of impairment of bonds	2,555	3,350
Balance at the end of the period	$ 78,537,923	$ 111,722,004